[SHIP]

                            [THE VANGUARD GROUP LOGO]

                      VANGUARD(R) SHORT-TERM CORPORATE FUND
                  VANGUARD(R) INTERMEDIATE-TERM CORPORATE FUND

               SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 9, 2001

     Under FUND PROFILE - INVESTMENT STRATEGIES, the first and second sentences are deleted and replaced with the following:

     The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, primarily short-term and intermediate-term corporate bonds. The Fund also invests to a limited extent in non-investment-grade and unrated fixed income securities, primarily short-term and intermediate-term corporate bonds. High-quality bonds are those rated the equivalent of "A3" or better by Moody's Investors Service, Inc. or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's "Baa1," "Baa2," or "Baa3;" non-investment-grade bonds are those rated the equivalent of Moody's "Ba1" or below; unrated bonds are those that are not rated by any independent rating agency.

     Under  MORE  ON  THE  FUNDS  -  ADDITIONAL  RISK  INFORMATION,   the  table
immediately above the PLAIN TALK ABOUT TYPES OF BONDS is deleted and replaced with the following table:


----------------------------------------------------------------------------------------------------------
                    CREDIT RATINGS OF THE FUNDS' INVESTMENTS (PERCENTAGE OF FUND ASSETS)
----------------------------------------------------------------------------------------------------------
                                   ISSUED OR BACKED      HIGH OR                            NON-INVESTMENT
                                    BY U.S. GOV'T,       HIGHEST      UPPER                    -GRADE OR
                                   ITS AGENCIES AND      QUALITY      MEDIUM      MEDIUM        UNRATED
FUND                               INSTRUMENTALITIES   (NON-GOV'T)     QUALITY     QUALITY
----------------------------------------------------------------------------------------------------------
Short-Term Treasury                      100%               0%            0%          0%            0%
----------------------------------------------------------------------------------------------------------
Short-Term Federal                       100%               0%            0%          0%            0%
----------------------------------------------------------------------------------------------------------
Short-Term Corporate                  -------------At least 65%-------------      No more     No more than
                                                                                   than 30%         5%
----------------------------------------------------------------------------------------------------------
Intermediate-Term Treasury               100%               0%            0%          0%            0%
----------------------------------------------------------------------------------------------------------
Intermediate-Term Corporate           -------------At least 65%-------------      No more     No more than
                                                                                   than 30%         5%
----------------------------------------------------------------------------------------------------------
GNMA                                     100%               0%            0%          0%            0%
----------------------------------------------------------------------------------------------------------
Long-Term Treasury                       100%               0%            0%          0%            0%
----------------------------------------------------------------------------------------------------------
Long-Term Corporate                   -------------At least 70%-------------      No more           0%
                                                                                   than 30%
----------------------------------------------------------------------------------------------------------

     Under More on the Funds - ADDITIONAL RISK INFORMATION, the following change is made to the first paragraph appearing after the PLAIN TALK ABOUT Types of
Bonds:

     Each of the Corporate Funds may invest no more than 30% of its assets in medium-quality bonds, preferred stocks and convertible securities. The Short-Term and Intermediate-Term Corporate Funds may invest no more than 5% of their assets in non-investment-grade and unrated bonds, preferred stocks, and convertible securities.

(C)2001 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS28  022001

                                     [SHIP]
                            [THE VANGUARD GROUP LOGO]

                      VANGUARD(R) SHORT-TERM CORPORATE FUND
                              INSTITUTIONAL SHARES
               SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 9, 2001

Under Fund Profile - INVESTMENT STRATEGIES, the first and second sentences are deleted and replaced with the following:
     The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, primarily short-term and intermediate-term corporate bonds. The Fund also invests to a limited extent in non-investment-grade and unrated fixed income securities, primarily short-term and intermediate-term corporate bonds. High-quality bonds are those rated the equivalent of "A3" or better by Moody's Investors Service, Inc. or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's "Baa1," "Baa2," or "Baa3;" non-investment-grade bonds are those rated the equivalent of Moody's "Ba1 or below; unrated bonds are those that are not rated by any independent rating agency.
     Under More on the Funds - ADDITIONAL RISK INFORMATION, the table for Credit Ratings of the Fund's Investments is deleted and replaced with the following table:


------------------------------------------------------------------------------------------------
                  CREDIT RATINGS OF THE FUND'S INVESTMENTS (PERCENTAGE OF FUND ASSETS)
------------------------------------------------------------------------------------------------
ISSUED OR BACKED BY        HIGH OR
 U.S. GOV'T AND ITS        HIGHEST      UPPER MEDIUM                                NON
    AGENCIES AND           QUALITY         QUALITY           MEDIUM         INVESTMENT-GRADE OR
 INSTRUMENTALITIES       (NON-GOV'T)                        QUALITY               UNRATED
------------------------------------------------------------------------------------------------
                                                                 No more               No more
            -------------At least 65%-------------               than 30%              than 5%
------------------------------------------------------------------------------------------------

Under More on the Funds - ADDITIONAL RISK INFORMATION, the following change is made to the first sentence appearing after the PLAIN TALK ABOUT CREDIT QUALITY.
     The Fund may invest no more than 30% of its assets in medium-quality bonds, preferred stocks, and convertible securities, and no more than 5% of its assets in non-investment-grade and unrated bonds, preferred stocks, and convertible securities.




(C)2001 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        IS858 022001